Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class IA
Account Value [Line Items]
Line Graph and Table Measure Name	Class IA
Account Value	$ 15,524	$ 14,349	$ 12,779	$ 14,418	$ 13,705	$ 12,991	$ 11,341	$ 11,763	$ 10,971	$ 9,486	$ 10,000
Class IB
Account Value [Line Items]
Line Graph and Table Measure Name	Class IB
Account Value	$ 15,161	14,056	12,535	14,180	13,508	12,840	11,224	11,700	10,936	9,465	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
JPMorgan Developed High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Developed High Yield Index
Account Value	$ 16,816	15,472	13,599	15,190	14,341	13,614	11,880	12,167	11,286	9,547	10,000
JPMorgan Developed High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Developed High Yield Index
Account Value	$ 16,816	$ 15,472	$ 13,599	$ 15,190	$ 14,341	$ 13,614	$ 11,880	$ 12,167	$ 11,286	$ 9,547	$ 10,000